Prepaid expenses and deposits	12 Months Ended
Dec. 31, 2021
Accounts receivable
Prepaid Expenses And Deposits

5. Prepaid expenses and deposits

Security deposits have been made to the lessors of the office building and the aircraft. The aircraft deposit is denominated in United States Dollars and the amount of US$150,000 (CDN$191,166) is expected to be returned to the Company in the second quarter of 2022. (See Note 15).

	December 31,	December 31,
	2021	2020
		(Adjusted – Note 2)
Prepaid expenses	$74,270	$77,532
Aircraft deposit	191,166	-
	265,436	77,532